Business and credit concentrations (Details) - Supplier - Purchases of raw materials ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2015 USD ($)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Mar. 31, 2013 CNY (¥)
Concentration Risk
Percentage of purchases	35.00%	35.00%	51.00%	37.00%
Purchases from suppliers	$ 3,595	¥ 22,283	¥ 32,372	¥ 18,935
China Bright Group Co. Limited
Concentration Risk
Percentage of purchases	25.00%	25.00%	23.00%
Purchases from suppliers	$ 2,530	¥ 15,683	¥ 14,336
Hangzhou Baitong Biological Technology Co., Ltd.
Concentration Risk
Percentage of purchases	10.00%	10.00%		15.00%
Purchases from suppliers	$ 1,065	¥ 6,600		¥ 7,783
Shanghai Qiangzhi Biological Technology Co., Ltd.
Concentration Risk
Percentage of purchases			11.00%	22.00%
Purchases from suppliers			¥ 7,195	¥ 11,152
Cesca Therapeutics Inc.
Concentration Risk
Percentage of purchases			17.00%
Purchases from suppliers			¥ 10,841